-------------------------------------
                                                     OMB APPROVAL
                                        -------------------------------------
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                                           response:         24.7
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999
                                                -------------------
Check here if Amendment [ ]; Amendment Number:
                                               --------------------
  This Amendment (Check only one.):    [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Banco Santander, S.A.
Address:      New York Branch
              45 East 53rd Street
              New York, NY 10022

Form 13F File Number: 28-______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Gonzalo de Las Heras
Title:      Executive Vice President, Banco Santander Central Hispano, S.A.
Phone:      212-350-3444

Signature, Place, and Date of Signing:

   /s/ Gonzalo de las Heras              New York, NY        October 14, 1999
   ----------------------------          -------------       ----------------
            [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

  Form 13F File Number              Name

  28-6420                           Soros Fund Management LLC

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           3
Form 13F Information Table Entry Total:      270
Form 13F Information Table Value Total:     $1,843,373
                                           -------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.    Form 13F File Number           Name


       1.    28-__ _______________          Banco Santander Trust & Banking
                                            Corporation Limited

       2.    28-__ _______________          Santander Investment Securities Inc.

       3.    28-__ _______________          Santander Financial Products
       [Repeat as necessary.]

                                        -------------------------------------
                                                     OMB APPROVAL
                                        -------------------------------------
                                        OMB Number:          3235-006
                                        Expires:             October 31, 2000
                                        Estimated average
                                           burden hours per
                                           response:         24.7
                                        -------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999
                                                -------------------
Check here if Amendment [ ]; Amendment Number:
                                               --------------------
  This Amendment (Check only one.):    [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Banco Santander Trust & Banking Corporation Limited
Address:      Bahamas Financial Centre, Charlotte & Suirley Street
              Nassau, Bahamas

Form 13F File Number: 28-______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Jose Lozada
Title:        Vice President and General Manager
Phone:        242-326-2002

Signature, Place, and Date of Signing:

         /s/ Jose Lozada               Nassau, Bahamas       October 5, 1999
   ----------------------------        ---------------       ---------------
           [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

  Form 13F File Number              Name
  28-                               Banco Santander, S.A

                                        -------------------------------------
                                                     OMB APPROVAL
                                        -------------------------------------
                                        OMB Number:          3235-006
                                        Expires:             October 31, 2000
                                        Estimated average
                                           burden hours per
                                           response:         24.7
                                        -------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999
                                                -------------------
Check here if Amendment [ ]; Amendment Number:
                                               --------------------
  This Amendment (Check only one.):    [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Santander Investment Securities Inc.
Address:      45 East 53rd Street
              New York, NY 10022

Form 13F File Number: 28-______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Ricardo Mandelbaum
Title:        Chief Executive Officer
Phone:        212-297-1383

Signature, Place, and Date of Signing:

     /s/ Ricardo Mandelbaum              New York, NY        October 10, 1999
   ----------------------------        ---------------       ----------------
           [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
  Form 13F File Number              Name
  28-                               Banco Santander, S.A

                                        -------------------------------------
                                                     OMB APPROVAL
                                        -------------------------------------
                                        OMB Number:          3235-006
                                        Expires:             October 31, 2000
                                        Estimated average
                                           burden hours per
                                           response:         24.7
                                        -------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999
                                                -------------------
Check here if Amendment [ ]; Amendment Number:
                                               --------------------
  This Amendment (Check only one.):    [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Santander Financial Products
Address:      45 East 53rd Street
              New York, NY 10022

Form 13F File Number: 28-______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Michael McInerney
Title:        Managing Director
Phone:        35-31-475-7850

Signature, Place, and Date of Signing:

     /s/  Michael McInerney            Dublin, Ireland       October 9, 1999
   ----------------------------        ---------------       ---------------
           [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

  Form 13F File Number              Name
  28-                               Banco Santander, S.A

                                                     FORM 13F INFORMATION TABLE


                                                                                                                      Column 8:
                                                                      Column 5:                                  Voting Authority
                                                               ---------------------                                 (Shares)
                      Column 2:        Column 3:  Column 4:    Shares or               Column 6:    Column 7: ---------------------
      Column 1:       Title of           CUSIP      Value      Principal  Sh/   Put/   Investment    Other
   Name of Issuer      Class            Number    (x $1000)     Amount    Prn   Call   Discretion   Managers    Sole    Shared None
   --------------     --------         ---------  ---------     --------  ---   ---- -------------- --------  --------- ------ ----
AMR CORP                COM            001765106      2,108      35,524    Sh        Shared-Defined              35,524
AT&T CORP               COM            001957109      4,421      58,730    Sh        Shared-Defined                              X
AT & T CORP             CALL           001957909          6     200,000         Call Shared-Defined
ALCOA INC               COM            013817101        472      11,417    Sh        Shared-Defined              11,417
ALLSTATE CORP           COM            020002101        764      20,600    Sh        Shared-Defined              20,600
ALTERA CORP             COM            021441100      2,529      42,500    Sh        Shared-Defined              42,500
AMERICA ONLINE INC
  DEL                   COM            02364J104      4,651      31,397    Sh        Shared-Defined              31,397
AMERICA ONLINE INC
  DEL                   COM            02364J104        218          90    Sh        Shared-Defined    2             90
AMERICA ONLINE INC
  DEL                   PUT            02364J954        269      25,000         Put  Shared-Defined              25,000
AMERICAN EXPRESS CO     COM            025816109      1,433      11,932    Sh        Shared-Defined              11,932
AMERICAN INTL GROUP
  INC                   COM            026874107      3,402      28,182    Sh        Shared-Defined              28,182
AMGEN INC               COM            031162100        674       9,000    Sh        Shared-Defined               9,000
ANHEUSER BUSCH COS
  INC                   COM            035229103        712       9,400    Sh        Shared-Defined               9,400
AO TATNEFT              SPONS ADR RG S 03737P306         55      20,000    Sh        Shared-Defined              20,000
APPLIED MAGNETICS CP
  DEL                   COM            038213104         42      10,001    Sh        Shared-Defined              10,001
APPLIED MAGNETICS CP
  DEL                   COM            038213104         78      18,600    Sh        Shared-Defined    2         18,600
APPLIED MATLS INC       COM            038222105      5,028      81,500    Sh        Shared-Defined              81,500
APPLIED MATLS INC       COM            038222105      1,058      17,154    Sh        Shared-Defined              17,154
ARACRUZ CELULOSE S A    SPNSR ADR CL B 038496204        363      25,000    Sh        Shared-Defined              25,000
ASCEND COMMUNICATIONS
  INC                   COM            043491109      2,025      24,200    Sh        Shared-Defined              24,200
AT HOME CORP            COM SER A      045919107      7,088      45,000    Sh        Shared-Defined              45,000
BANCO BILBAO VIZCAYA
  INTL GIBR             SPONSORED ADR  059456103        204       7,570    Sh        Shared-Defined                              X
BANCO BILBAO VIZCAYA
  INTL GIBR             SP ADR PREF C  059456301        676      26,100    Sh        Shared-Defined                              X
BANCO BILBAO VIZCAYA
  INTL GIBR             SP ADR PREF C  059456301        908      35,075    Sh        Shared-Defined    2         35,075
BANCO BILBAO VIZCAYA
  INTL GIBR             SPNS ADR GTD E 059456400        625      24,171    Sh        Shared-Defined                              X
BANCO BILBAO VIZCAYA
  INTL GIBR             SPNS ADR GTD E 059456400        541      20,922    Sh        Shared-Defined    2         20,922
BANCO BILBAO VIZCAYA
  S A                   SPONSORED ADR  059458208        250      17,000    Sh        Shared-Defined    2         17,000
BANCO BILBAO VIZCAYA
  S A                   SPONSORED ADR  059458208        225      15,311    Sh        Shared-Defined              15,311
BANCO DE GALICIA Y
  BUENOS AIRE           SPNS ADR B NEW 059538207        311      16,350    Sh        Shared-Defined    2         16,350
BANCO FRANCES DEL
  RIO DE LA PL          SPONSORED ADR  059591107        497      11,000    Sh        Shared-Defined    2         11,000
BANCO RIO DE LA
  PLATA SA              SPONS ADR CL B 059644104     39,272   4,080,200    Sh        Shared-Defined    2      4,080,200
BANCO RIO DE LA
  PLATA SA              SPONS ADR CL B 059644104    201,289  15,483,800    Sh        Shared-Defined    1     15,483,800





                                                                                                                    Column 8:
                                                                                                                 Voting Authority
                                                                      Column 5:                                      (Shares)
                                                               ---------------------                          ---------------------
                      Column 2:        Column 3:  Column 4:    Shares of               Column 6:    Column 7:        (Shares)
      Column 1:       Title of           CUSIP      Value      Principal  Sh/   Put/   Investment    Other
   Name of Issuer      Class            Number    (x $1000)     Amount    Prn   Call   Discretion   Managers    Sole    Shared None
   --------------     --------         ---------  ---------     --------  ---   ---- -------------- --------  --------- ------ ----
BANCO RIO DE LA
  PLATA SA              SPONS ADR CL B 059644104      2,375     246,720    Sh        Shared-Defined             246,720
BANCO SANTANDER P R
  SAN JUAN              COM            059646109        256      12,800    Sh        Shared-Defined              12,800
BANCO SANTANDER
  CHILE                 SPON ADR SER A 05965F108    167,287  11,154,150    Sh        Shared-Defined    2     11,154,150
BANCO SANTANDER
  CHILE                 SPON ADR SER A 05965F108    196,128  13,410,477    Sh        Shared-Defined    1     13,410,477
BANCOLOMBIA S A         SPNS ADR 4PREF 05968L102      2,861     618,650    Sh        Shared-Defined    2        618,650
BANCOLOMBIA S A         SPNS ADR 4PREF 05968L102      1,423     235,750    Sh        Shared-Defined    3        235,750
BANKAMERICA CORP
  NEW                   COM            06605F102      1,471      20,828    Sh        Shared-Defined              20,828
BANKBOSTON CORP         COM            06605R106        415       9,479    Sh        Shared-Defined               9,479
BECTON DICKINSON &
  CO                    COM            075887109        913      23,827    Sh        Shared-Defined              23,827
BELL ATLANTIC CORP      COM            077853109        786      15,004    Sh        Shared-Defined              15,004
BELLSOUTH CORP          COM            079860102        889      12,200    Sh        Shared-Defined              12,200
BERKSHIRE HATHAWAY
  INC DEL               CL B           084670207        257         107    Sh        Shared-Defined                 107
BRISTOL MYERS SQUIBB
  CO                    COM            110122108      2,095      22,408    Sh        Shared-Defined              22,408
BROADCAST COM INC       COM            111310108      2,600      22,000    Sh        Shared-Defined              22,000
BROADCOM CORP           CL A           111320107      1,541      25,000    Sh        Shared-Defined              25,000
BURLINGTON RES INC      COM            122014103      4,946     123,850    Sh        Shared-Defined             123,850
BURLINGTON RES INC      CALL           122014903        323      55,000         Call Shared-Defined
CBS CORP                COM            12490K107      1,813      44,088    Sh        Shared-Defined              44,088
CIGNA CORP              COM            125509109      1,480      17,612    Sh        Shared-Defined              17,612
CVS CORP                COM            126650100        783      15,940    Sh        Shared-Defined              15,940
CAPITAL ONE FINL CORP   COM            14040H105        332       2,200    Sh        Shared-Defined               2,200
CARNIVAL CORP           COM            143658102        597      12,300    Sh        Shared-Defined              12,300
CASE CORP               COM            14743R103      3,032     119,500    Sh        Shared-Defined             119,500
CATERPILLAR INC DEL     COM            149123101      2,756      60,000    Sh        Shared-Defined              60,000
CENTRAL PAC
  MINERALS NL           ADR NEW        154762306        691      69,503    Sh        Shared-Defined              69,503
CHASE MANHATTAN
  CORP NEW              COM            16161A108      3,054      37,481    Sh        Shared-Defined              37,481
CISCO SYS INC           COM            17275R102      4,898      52,978    Sh        Shared-Defined              52,978
CITIGROUP INC           COM            172967101      2,071      31,838    Sh        Shared-Defined              31,838
COCA COLA CO            COM            191216100      3,383      54,821    Sh        Shared-Defined              54,821
COCA-COLA FEMSA S A
  DE C V                SPON ADR REP L 191241108        215      13,200    Sh        Shared-Defined              13,200
COLGATE PALMOLIVE CO    COM            194162103      1,010      10,977    Sh        Shared-Defined              10,977
COMPANHIA BRASILEIRA
  DE DISTRB             ADR            20440T201        878      60,000    Sh        Shared-Defined    2         60,000
COMPANHIA BRASILEIRA
  DE DISTRB             ADR            20440T201        294      20,100    Sh        Shared-Defined              20,100
COMPANHIA PARANAENSE
  ENERG COP             SPONS ADR PFD  20441B407        472      63,504    Sh        Shared-Defined                              X
COMPANIA ANONIMA
  NACIONL TEL           SPN ADR 7D SHS 204421101        268      15,000    Sh        Shared-Defined              15,000
COMPANIA ANONIMA
  NACIONL TEL           SPN ADR 7D SHS 204421101      2,672     105,000    Sh        Shared-Defined    1        105,000



                                                             2

                                                                                                                    Column 8:
                                                                                                                 Voting Authority
                                                                      Column 5:                                      (Shares)
                                                               ---------------------                          ---------------------
                      Column 2:        Column 3:  Column 4:    Shares of               Column 6:    Column 7:        (Shares)
      Column 1:       Title of           CUSIP      Value      Principal  Sh/   Put/   Investment    Other
   Name of Issuer      Class            Number    (x $1000)     Amount    Prn   Call   Discretion   Managers    Sole    Shared None
   --------------     --------         ---------  ---------     --------  ---   ---- -------------- --------  --------- ------ ----
COMPANIA ANONIMA
  NACIONL TEL           SPN ADR 7D SHS 204421101      6,489     236,900    Sh        Shared-Defined    2        236,900
COMPANIA CERVECERIAS
  UNIDAS SA             SPONSORED ADR  204429104        485      22,257    Sh        Shared-Defined    2         22,257
COMPANIA DE MINAS
  BUENAVENTURAS         PNS ADR SER B  204448104        186      14,300    Sh        Shared-Defined              14,300
COMPANIA DE MINAS
  BUENAVENTURAS         PNS ADR SER B  204448104        144      10,034    Sh        Shared-Defined    2         10,034
COMPANIA DE
  TELECOMUNICS CHILE    SPNSRD ADR NEW 204449300      7,408     314,997    Sh        Shared-Defined             314,997
COMPANIA DE
  TELECOMUNIC CHILE     SPNSRD ADR NEW 204449300      8,333     245,200    Sh        Shared-Defined    3        245,200
COMPANIA DE
  TELECOMUNICS CHILE    SPNSRD ADR NEW 204449300      1,351      65,300    Sh        Shared-Defined    1         65,300
COMPANIA DE
  TELECOMUNICS CHILE    SPNSRD ADR NEW 204449300      8,683     278,200    Sh        Shared-Defined    2        278,200
COMPAQ COMPUTER CORP    COM            204493100      9,453     323,500    Sh        Shared-Defined             323,500
CONOCO INC              CL A           208251306      5,281     215,000    Sh        Shared-Defined             215,000
CONSECO INC             COM            208464107        646      20,928    Sh        Shared-Defined              20,928
CONTROLADORA COML
  MEX SA                DE CVGDR       21238A206        367      18,700              Shared-Defined    2         18,700
CRISTALERIAS DE
  CHILE S A             SPONSORED ADR  226714103        288      20,000    Sh        Shared-Defined    2         20,000
CROWN CORK & SEAL
  INC                   COM            228255105        226       7,900    Sh        Shared-Defined               7,900
DTE ENERGY CO           COM            233331107        323       8,400    Sh        Shared-Defined               8,400
DAYTON HUDSON CORP      COM            239753106        207       3,100    Sh        Shared-Defined               3,100
DEERE & CO              COM            244199105      3,011      77,950    Sh        Shared-Defined              77,950
DELL COMPUTER CORP      COM            247025109      1,139      27,658    Sh        Shared-Defined              27,658
DELL COMPUTER CORP      PUT            247025959          3      50,000         Put  Shared-Defined              50,000
DELTA AIR LINES INC
  DEL                   COM            247361108        431       6,200    Sh        Shared-Defined               62,00
DESC S A DE C V         SPONSRD ADR C  250309101      1,759      69,700    Sh        Shared-Defined    2         69,700
DESC S A DE C V         SPONSRD ADR C  250309101        404      16,247    Sh        Shared-Defined              16,247
DISNEY WALT CO          COM            254687106      4,029     244,258    Sh        Shared-Defined             244,258
DOW CHEM CO             COM            260543103        457       4,900    Sh        Shared-Defined               4,900
DU PONT E I DE
  NEMOURS & CO          COM            263534109        290       5,000    Sh        Shared-Defined               5,000
E M C CORP MASS         COM            268648102      3,002      23,500    Sh        Shared-Defined              23,500
E M C CORP MASS         COM            268648102        830       6,500    Sh        Shared-Defined               6,500
EASTMAN KODAK CO        COM            277461109        792      12,312    Sh        Shared-Defined              12,312
ECHOSTAR
  COMMUNICATIONS NEW    CL A           278762109        816      10,000    Sh        Shared-Defined              10,000
EMBOTELLADORA
  ANDINA S A            SPONS ADR A    29081P204        750      46,500    Sh        Shared-Defined    2         46,500
EMBOTELLADORA
  ANDINA S A            SPONS ADR B    29081P303        671      53,700    Sh        Shared-Defined    2         53,700
EMPRESAS ICA SOCIEDAD
  CONTRLAD              SPONSORED ADR  292448107        297      58,000    Sh        Shared-Defined              58,000
EMPRESAS LA MODERNA
  S A DE C V            SPON ADR REP A 292449105        238      10,000    Sh        Shared-Defined    2         10,000
EMPRESAS LA MODERNA
  S A DE C V            SPON ADR REP A 292449105        568      24,000    Sh        Shared-Defined              24,000
EMPRESA NACIONAL
  DE ELCTRCIDAD         SPONSORED ADR  29244T101        905     380,224    Sh        Shared-Defined             380,224
EMPRESA NACIONAL
  DE ELCTRCIDAD         SPONSORED ADR  29244T101        942      67,300    Sh        Shared-Defined    2         67,300


                                                             3

                                                                                                                    Column 8:
                                                                                                                 Voting Authority
                                                                      Column 5:                                      (Shares)
                                                               ---------------------                          ---------------------
                      Column 2:        Column 3:  Column 4:    Shares of               Column 6:    Column 7:        (Shares)
      Column 1:       Title of           CUSIP      Value      Principal  Sh/   Put/   Investment    Other
   Name of Issuer      Class            Number    (x $1000)     Amount    Prn   Call   Discretion   Managers    Sole    Shared None
   --------------     --------         ---------  ---------     --------  ---   ---- -------------- --------  --------- ------ ----
EMPRESA NACIONAL
  DE ELCTRCIDAD         SPONSORED ADR  29244T101      1,877     133,500    Sh        Shared-Defined    2        133,500
ENDESA S A              SPONSORED ADR  29258N107        879      35,330    Sh        Shared-Defined              35,330
ENERSIS S A             SPONSORED ADR  29274F104      3,269      33,500    Sh        Shared-Defined    2         33,500
ENERSIS S A             SPONSORED ADR  29274F104        666      25,800    Sh        Shared-Defined              25,800
ENRON CORP              COM            293561106      7,068     110,000    Sh        Shared-Defined             110,000
EXCITE INC              COM            300904109        584       4,200    Sh        Shared-Defined               4,200
EXXON CORP              COM            302290101      6,159      86,689    Sh        Shared-Defined              86,689
FDX CORP                COM            31304N107      1,144      12,296    Sh        Shared-Defined              12,296
FEDERAL HOME LN MTG
  CORP                  COM            313400301        487       8,500    Sh        Shared-Defined               8,500
FEDERAL NATL MTG
  ASSN                  COM            313586109      2,714      39,254    Sh        Shared-Defined              39,254
FIRST AMERN FINL
  CORP                  COM            318522307        199      12,600    Sh        Shared-Defined              12,600
FLEET FINL GROUP
  INC NEW               COM            338915101        309       8,200    Sh        Shared-Defined               8,200
FLUOR CORP              COM            343861100        294      10,900    Sh        Shared-Defined              10,900
FOMENTO ECONOMICO
  MEXICANO SA           SPND ADR FEMSA 344419106        770      20,900    Sh        Shared-Defined    2         20,900
FOMENTO ECONOMICO
  MEXICANO SA           SPND ADR FEMSA 344419106        950      30,600    Sh        Shared-Defined              30,600
FONIX CORP DEL          COM            34459U108         23      20,000    Sh        Shared-Defined              20,000
FORD MTR CO DEL         COM            345370100        995      17,525    Sh        Shared-Defined              17,525
FORE SYSTEMS INC        COM            345449102      1,513      80,000    Sh        Shared-Defined              80,000
FORE SYSTEMS            CALL           345449902         94      75,000         Call Shared-Defined
FORMULAB
  NEURONETICS LTD       SPONSORED ADR  346416100         30     118,900    Sh        Shared-Defined             118,900
GTE CORP                COM            362320103      1,291      21,470    Sh        Shared-Defined              21,470
GAP INC DEL             COM            364760108      1,749      25,976    Sh        Shared-Defined              25,976
GATEWAY 2000 INC        COM            367833100      2,057      30,000    Sh        Shared-Defined              30,000
GENER S A               SPONSORED ADR  368731105        470      23,513    Sh        Shared-Defined    3         23,513
GENER S A               SPONSORED ADR  368731105        643      25,913    Sh        Shared-Defined    1         25,913
GENERAL ELEC CO         COM            369604103     10,402      92,545    Sh        Shared-Defined              92,545
GENERAL MAGIC INC       COM            370253106         36      10,000    Sh        Shared-Defined              10,000
GENERAL MTRS CORP       COM            370442105      1,590      18,106    Sh        Shared-Defined              18,106
GEORGIA PAC CORP        COM GA PAC GRP 373298108        460       6,200    Sh        Shared-Defined               6,200
GILLETTE CO             COM            375766102      1,531      25,494    Sh        Shared-Defined              25,494
GLOBAL TELESYSTEMS
  GROUP                 COM            37936U104      2,797      50,000    Sh        Shared-Defined              50,000
GRUPO IMSA S A DE
  C V                   SPONS ADR 3B2C 40048T106        427      28,000    Sh        Shared-Defined              28,000
GRUPO TRIBASA S A
  DE C V                SPONSORED ADR  40049F105         16      10,000    Sh        Shared-Defined    2         10,000
GRUPO TELEVISA SA
  DE CV                 SPN ADR REPORD 40049J206      7,973     254,620    Sh        Shared-Defined             254,620
GRUPO ELEKTRA SA
  DE CV                 GLOBL DEP RCPT 40050A102        824     126,800    Sh        Shared-Defined    2        126,800
GUIDANT CORP            COM            401698105        333       5,500    Sh        Shared-Defined               5,500


                                                             4

                                                                                                                    Column 8:
                                                                                                                 Voting Authority
                                                                      Column 5:                                      (Shares)
                                                               ---------------------                          ---------------------
                      Column 2:        Column 3:  Column 4:    Shares of               Column 6:    Column 7:        (Shares)
      Column 1:       Title of           CUSIP      Value      Principal  Sh/   Put/   Investment    Other
   Name of Issuer      Class            Number    (x $1000)     Amount    Prn   Call   Discretion   Managers    Sole    Shared None
   --------------     --------         ---------  ---------     --------  ---   ---- -------------- --------  --------- ------ ----
HALLIBURTON CO          COM            406216101      3,080      80,000    Sh        Shared-Defined              80,000
HALLIBURTON CO          CALL           406216901        188      50,000         Call Shared-Defined
HEWLETT PACKARD CO      COM            428236103      1,219      18,020    Sh        Shared-Defined              18,020
HOME DEPOT INC          COM            437076102      1,097      17,616    Sh        Shared-Defined              17,616
HOUSEHOLD INTL INC      COM            441815107     10,593     231,000    Sh        Shared-Defined             231,000
HOUSEHOLD INTL INC      CALL           441815907        313     100,000         Call Shared-Defined
INKTOMI CORP            COM            457277101        643       7,500    Sh        Shared-Defined               7,500
INTEL CORP              COM            458140100      4,660      41,477    Sh        Shared-Defined              41,477
INTEL CORP              CALL           458140900        450      50,000         Call Shared-Defined
INTERNATIONAL
  BUSINESS MACHS        COM            459200101      5,274      29,502    Sh        Shared-Defined              29,502
INTERNEURON
  PHARMACEUTICALS       COM            460573108         29      10,000    Sh        Shared-Defined              10,000
INTUIT                  COM            461202103        102       1,000    Sh        Shared-Defined               1,000
JOHNSON & JOHNSON       COM            478160104      2,505      26,770    Sh        Shared-Defined              26,770
KOREA FD                COM            500634100        250      24,200    Sh        Shared-Defined              24,200
KROGER CO               COM            501044101        781      13,084    Sh        Shared-Defined              13,084
LABORATORIO CHILE SA    ADR            50540H104      2,170      68,000    Sh        Shared-Defined    2         68,000
LILLY ELI & CO          COM            532457108      3,522      40,906    Sh        Shared-Defined              40,906
LOCKHEED MARTIN CORP    COM            539830109        206       5,475    Sh        Shared-Defined               5,475
LUCENT TECHNOLOGIES
  INC                   COM            548661107      3,306      34,397    Sh        Shared-Defined              34,397
LUCENT TECHNOLOGIES
  INC                   PUT            549463957        463     100,000         Put  Shared-Defined             100,000
MCI WORLDCOM INC        COM            55268B106      2,847      31,428    Sh        Shared-Defined              31,428
MADECO SA               SPONSORED ADR  556304103        108      12,000    Sh        Shared-Defined    2         12,000
MANNING GREG AUCTIONS
  INC                   COM            563823103      4,144     442,000    Sh        Shared-Defined    2        442,000
MASISA S A              SPONSORED ADR  574799102        248      31,500    Sh        Shared-Defined              31,500
MASISA S A              SPONSORED ADR  574799102        219      28,200    Sh        Shared-Defined              28,200
MAVESA S A              SPONSORED ADR  577717101         99      36,000    Sh        Shared-Defined    2         36,000
MCDONALDS CORP          COM            580135101      2,122      47,094    Sh        Shared-Defined    2         47,094
MEDIAONE GROUP INC      COM            58440J104      3,175      50,000    Sh        Shared-Defined              50,000
MEDTRONIC INC           COM            585055106        827      11,330    Sh        Shared-Defined              11,330
MELLON BK CORP          COM            585509102        299       4,248    Sh        Shared-Defined               4,248
MERCK & CO INC          COM            589331107      7,841      96,890    Sh        Shared-Defined              96,890
MERRILL LYNCH & CO
  INC                   COM            590188108      1,112      12,568    Sh        Shared-Defined              12,568
METALCLAD CORP          CL A           591142104         82     373,842    Sh        Shared-Defined    2        373,842
MICROSOFT CORP          COM            594918104      4,481      50,000    Sh        Shared-Defined              50,000
MICROSOFT CORP          COM            594918104      6,812      76,000    Sh        Shared-Defined              76,000
MICROSOFT CORP          COM            594918104      9,301     101,942    Sh        Shared-Defined              12,998


                                                             5

                                                                                                                    Column 8:
                                                                                                                 Voting Authority
                                                                      Column 5:                                      (Shares)
                                                               ---------------------                          ---------------------
                      Column 2:        Column 3:  Column 4:    Shares of               Column 6:    Column 7:        (Shares)
      Column 1:       Title of           CUSIP      Value      Principal  Sh/   Put/   Investment    Other
   Name of Issuer      Class            Number    (x $1000)     Amount    Prn   Call   Discretion   Managers    Sole    Shared None
   --------------     --------         ---------  ---------     --------  ---   ---- -------------- --------  --------- ------ ----
MICROSOFT CORP          CALL           594918904          1     100,000         Call Shared-Defined
MOBIL CORP              COM            607059102      2,318      26,228    Sh        Shared-Defined              26,228
MONSANTO CO             COM            611662107         28         600    Sh        Shared-Defined                 600
MORGAN STANLEY
  DEAN WITTER&CO        COM NEW        617446448        660       6,600    Sh        Shared-Defined                6600
NEWMONT MINING CORP     COM            651639106        197      11,275    Sh        Shared-Defined              11,275
NOKIA CORP              SPONSORED ADR  654902204        467       3,000    Sh        Shared-Defined               3,000
ORACLE CORP             COM            68389X105        343      13,000    Sh        Shared-Defined              13,000
PACIFICARE HEALTH
  SYS DEL               CL B           695112201        314       4,600    Sh        Shared-Defined               4,600
PAYMENTECH INC          COM            704384106      6,313     267,200    Sh        Shared-Defined             267,200
PEPSICO INC             COM            713448108      1,824      46,642    Sh        Shared-Defined              46,642
PHARMACIA & UPJOHN
  INC                   COM            716941109        349       5,600    Sh        Shared-Defined               5,600
PFIZER INC              COM            717081103      1,793      12,634    Sh        Shared-Defined              12,634
PHILIP MORRIS COS INC   COM            718154107      1,590      43,628    Sh        Shared-Defined              43,628
POPULAR INC             COM            733174106        371      12,000    Sh        Shared-Defined              12,000
POTOMAC ELEC PWR CO     COM            737679100      2,763     119,150    Sh        Shared-Defined             119,150
PROCTER & GAMBLE CO     COM            742718109      1,353      13,790    Sh        Shared-Defined              13,790
PUBLIC SVC
  ENTERPRISE GROUP      COM            744573106        325       8,500    Sh        Shared-Defined               8,500
R O C TAIWAN FD         SH BEN INT     749651105         68      10,500              Shared-Defined              10,500
RALSTON PURINA CO       COM RAL-PUR GP 751277302        623      23,337    Sh        Shared-Defined              23,337
REPSOL S A              SPONSORED ADR  76026T205        767      14,970    Sh        Shared-Defined    2         14,970
REVLON INC              CL A           761525500        164       8,322    Sh        Shared-Defined               8,322
REYNOLDS METALS CO      COM            761763101        471       9,620    Sh        Shared-Defined               9,620
ROCKWELL INTL CORP
  NEW                   COM            773903109        229       5,400    Sh        Shared-Defined               5,400
ROYAL DUTCH PETE CO     NY REG GLD1.25 780257804        478       9,200              Shared-Defined               9,200
SBC COMMUNICATIONS
  INC                   COM            78387G103        698      14,800    Sh        Shared-Defined              14,800
SPDR TR                 UNIT SER 1     78462F103     29,775     230,074    Sh        Shared-Defined             230,074
SAFECO CORP             COM            786429100        364       9,000    Sh        Shared-Defined               9,000
SAFEWAY INC             COM NEW        786514208      1,133      22,086    Sh        Shared-Defined              22,086
SARA LEE CORP           COM            803111103        241       9,450    Sh        Shared-Defined               9,450
SCHERING PLOUGH CORP    COM            806605101        558      10,100    Sh        Shared-Defined              10,100
SCHLUMBERGER LTD        CALL           806857908        100      50,000         Call Shared-Defined
SCHWAB CHARLES CORP
  NEW                   COM            808513105        577       6,000    Sh        Shared-Defined               6,000
SEARS ROEBUCK & CO      COM            812387108      1,707      37,620    Sh        Shared-Defined              37,620
SECTOR SPDR TR          SBI INT-UTILS  81369Y886      1,161      43,094              Shared-Defined              43,094
SOCIEDAD QUIMICA
  MINERA DE CHI         SPON ADR SER B 833635105        233       7,500    Sh        Shared-Defined               7,500
SOUTHERN PAC PETE NL    ADR NEW        843581307         94      25,000    Sh        Shared-Defined              25,000


                                                             6

                                                                                                                    Column 8:
                                                                                                                 Voting Authority
                                                                      Column 5:                                      (Shares)
                                                               ---------------------                          ---------------------
                      Column 2:        Column 3:  Column 4:    Shares of               Column 6:    Column 7:        (Shares)
      Column 1:       Title of           CUSIP      Value      Principal  Sh/   Put/   Investment    Other
   Name of Issuer      Class            Number    (x $1000)     Amount    Prn   Call   Discretion   Managers    Sole    Shared None
   --------------     --------         ---------  ---------     --------  ---   ---- -------------- --------  --------- ------ ----
SOUTHERN PERU
  COPPER CORP           COM            843611104        321      54,900    Sh        Shared-Defined    2         54,900
STAPLES INC             COM            855030102        296       9,000    Sh        Shared-Defined               9,000
SUN MICROSYSTEMS INC    COM            866810104      2,575      20,446    Sh        Shared-Defined              20,446
TELE CELULAR SUL
  PART S A              SPONS ADR PFD  879238103        187       9,600    Sh        Shared-Defined               9,600
TELECOMM ARGENTINA
  STET-FRANCE           SPNS ADR REP B 879273209      2,074      69,800    Sh        Shared-Defined    2         69,800
TELECOMM ARGENTINA
  STET-FRANCE           SPNS ADR REP B 879273209        275      10,000    Sh        Shared-Defined              10,000
TELECOMM ARGENTINA
  STET-FRANCE           SPNS ADR REP B 879273209      1,515      43,900    Sh        Shared-Defined    3         43,900
TELECOMUNICACOES
  BRASILEIRAS           SSPONSORED ADR 879287100          3      39,310    Sh        Shared-Defined    3         39,310
TELECOMUNICACOES
  BRASILEIRAS           SSPONSORED ADR 879287100          3      19,310    Sh        Shared-Defined    2         19,310
TELECOMUNICACOES
  BRASILEIRAS           SSPONSORED ADR 879287308      1,810      23,455    Sh        Shared-Defined    2         23,455
TELECOMUNICACOES
  BRASILEIRAS           SSPONSORED ADR 879287308     12,767     157,030    Sh        Shared-Defined             157,030
TELEFONICA DE
  ARGENTINA S A         SPNSR ADR CL B 879378206      2,689      71,952    Sh        Shared-Defined    3         71,952
TELEFONICA DE
  ARGENTINA S A         SPNSR ADR CL B 879378206      7,534     244,952    Sh        Shared-Defined    2        244,952
TELEFONICA DE
  ARGENTINA S A         SPNSR ADR CL B 879378206      1,475     101,228    Sh        Shared-Defined             101,228
TELEFONICA S A          SPONSORED ADR  879382208        295       2,309    Sh        Shared-Defined               2,309
TELEFONICA DEL PERU
  S A                   SPONS ADR CL B 879384105      2,298      88,400    Sh        Shared-Defined    2         88,400
TELEFONICA DEL PERU
  S A                   SPONS ADR CL B 879384105        579      45,005    Sh        Shared-Defined              45,005
TELEFONOS DE MEXICO
  S A                   SP ADR REP ORD 879403780    246,444   3,765,230    Sh        Shared-Defined    2      3,765,230
TELEFONOS DE MEXICO
  S A                   SP ADR REP ORD 879403780    271,609   3,585,600    Sh        Shared-Defined    3      3,585,600
TELEFONOS DE MEXICO
  S A                   SP ADR REP ORD 879403780     11,690     178,095    Sh        Shared-Defined             178,095
TELESP PARTICIPACOES
  S A                   SPONS ADR PFD  87952K100        219        6125    Sh        Shared-Defined    2          6,125
TELESP PARTICIPACOES
  S A                   SPONS ADR PFD  87952K100        938      45,200    Sh        Shared-Defined              13,200
TELLABS INC             COM            879664100      1,197      12,250    Sh        Shared-Defined              12,250
TEMPLETON CHINA WORLD
  FD INC                COM            88018X102        126      21,000    Sh        Shared-Defined              21,000
TERADYNE INC            COM            880770102        726      13,300    Sh        Shared-Defined              13,300
TEXAS INSTRS INC        COM            882508104        273       2,747    Sh        Shared-Defined               2,747
3COM CORP               COM            885535104      1,166      50,000    Sh        Shared-Defined              50,000
TIME WARNER INC         COM            887315109      2,706      38,092    Sh        Shared-Defined              38,092
TRANSOCEAN OFFSHORE
  INC                   COM            893817106      2,881     100,000    Sh        Shared-Defined             100,000
TRANSPORTACION
  MARITIMA MEXICA       SPONS ADR A SH 893868307        172      34,000    Sh        Shared-Defined    2         34,000
TRANSPORTADORA DE
  GAS SUR               SPONSR ADR B   893870204        948     101,088    Sh        Shared-Defined    2        101,088
TRANSPORTADORA DE
  GAS SUR               SPONSR ADR B   893870204        909      95,100    Sh        Shared-Defined    3         95,100
TRANSPORTADORA DE
  GAS SUR               SPONSR ADR B   893870204        304      31,600    Sh        Shared-Defined              31,600
TUBOS DE ACERO DE
  MEXICO S A            ADR NEW        898592506        540      60,430    Sh        Shared-Defined              60,430
TUBOS DE ACERO DE
  MEXICO S A            ADR NEW        898592506         90      10,000    Sh        Shared-Defined    2         10,000
TYCO INTL LTD NEW       COM            902124106      1,160      16,256    Sh        Shared-Defined              16,256


                                                             7

                                                                                                                    Column 8:
                                                                                                                 Voting Authority
                                                                      Column 5:                                      (Shares)
                                                               ---------------------                          ---------------------
                      Column 2:        Column 3:  Column 4:    Shares of               Column 6:    Column 7:        (Shares)
      Column 1:       Title of           CUSIP      Value      Principal  Sh/   Put/   Investment    Other
   Name of Issuer      Class            Number    (x $1000)     Amount    Prn   Call   Discretion   Managers    Sole    Shared None
   --------------     --------         ---------  ---------     --------  ---   ---- -------------- --------  --------- ------ ----
USX-U S STL             COM            90337T101        870      37,000    Sh        Shared-Defined              37,000
UNION CARBIDE CORP      COM            905581104      1,311      28,390    Sh        Shared-Defined              28,390
UNITED INTL HLDGS INC   CL A           910734102      4,839     111,250    Sh        Shared-Defined             111,250
U S WEST INC NEW        COM            91273H101        463       8,400    Sh        Shared-Defined               8,400
UNITED TECHNOLOGIES
  CORP                  COM            913017109        528       3,900    Sh        Shared-Defined               3,900
VIACOM INC              CL B           925524308        520       6,200    Sh        Shared-Defined               6,200
VINA CONCHA Y TORO S A  SPONSORED ADR  927191106        404      14,000    Sh        Shared-Defined              14,000
WEBS MALAYSIA INDEX     WEBS INDEX FD  92923H871         44      15,003    Sh        Shared-Defined              15,003
                        INC
WAL MART STORES INC     COM            931142103      5,663      60,213    Sh        Shared-Defined              60,213
WARNER LAMBERT CO       COM            934488107      2,246      33,899    Sh        Shared-Defined              33,899
WEATHERFORD INTL INC    COM            947074100        651      24,900    Sh        Shared-Defined              24,900
WESTERN DIGITAL CORP    COM            958102105        583      73,400    Sh        Shared-Defined              73,400
XILINX INC              COM            983919101      2,637      65,000    Sh        Shared-Defined              65,000
XEROX CORP              COM            984121103      2,024      38,924    Sh        Shared-Defined              38,924
YPF SOCIEDAD ANONIMA    SPON ADR CL D  984245100      4,065     129,322    Sh        Shared-Defined             129,322
YPF SOCIEDAD ANONIMA    SPON ADR CL D  984245100      1,529      36,400    Sh        Shared-Defined    3         36,400
YPF SOCIEDAD ANONIMA    SPON ADR CL D  984245100      2,241      48,105    Sh        Shared-Defined    2         48,105
YAHOO INC               COM            984332106      1,684      10,000    Sh        Shared-Defined              10,000
YAHOO INC               COM            984332106      1,266       7,342    Sh        Shared-Defined               3,200
CREDICORP LTD           COM            G2519Y108        461      27,300    Sh        Shared-Defined    2         27,300
CREDICORP LTD           COM            G2519Y108        172      17,600    Sh        Shared-Defined              17,600
             Total                                1,843,373

                                                             8
